Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions, sales		¥ 325,563	$ 46,555	¥ 305,958	¥ 134,378
Related party transactions, service provided		173,591	24,824	210,432	191,507
Ping An Group [Member]
Related Party Transaction [Line Items]
Related party transactions, interest income		114,424	16,362	215,253	202,304
Ping An Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[1]	320,509	45,832	305,958	134,378
Ping An Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[2]	164,545	23,530	209,820	191,413
Haier Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[3]	5,054	723	0	0
Haier Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[4]	9,046	1,294	0	0
Other Related Parties [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided		¥ 0	$ 0	¥ 612	¥ 94

[1]	The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.
[2]	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.
[3]	The amount represents advertising services and technical services provided to Haier Group.
[4]	The amount represents vehicles rental services and other miscellaneous services provided by Haier Group.